John Hancock
Investors Trust
Quarterly portfolio holdings 7/31/2020

Fund’s investments
As of 7-31-20 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 2.8% (1.8% of Total investments)					$4,290,602
(Cost $4,063,992)
U.S. Government Agency 2.8%					4,290,602
Federal National Mortgage Association
30 Yr Pass Thru	4.000	12-01-40		1,472,829	1,639,832
30 Yr Pass Thru	4.000	09-01-41		1,197,345	1,312,531
30 Yr Pass Thru	4.000	10-01-41		644,218	714,850
30 Yr Pass Thru	4.000	01-01-42		355,698	394,696

30 Yr Pass Thru	6.500	01-01-39		191,515	228,693
Corporate bonds 137.7% (88.1% of Total investments)					$208,399,759
(Cost $204,879,819)
Communication services 34.2%					51,755,034
Diversified telecommunication services 6.0%
CenturyLink, Inc. (A)(B)(C)	5.125	12-15-26		1,100,000	1,153,625
GCI LLC (A)	6.625	06-15-24		375,000	394,766
GCI LLC	6.875	04-15-25		935,000	968,894
Intelsat Jackson Holdings SA (A)(D)	8.500	10-15-24		2,735,000	1,805,100
Level 3 Financing, Inc. (A)(B)(C)	4.625	09-15-27		1,245,000	1,308,806
Level 3 Financing, Inc.	5.375	01-15-24		1,200,000	1,220,544
Telecom Argentina SA (A)	8.000	07-18-26		350,000	330,715
Telecom Italia Capital SA	6.000	09-30-34		1,560,000	1,894,495
Entertainment 3.3%
Cinemark USA, Inc. (A)	8.750	05-01-25		750,000	772,500
Lions Gate Capital Holdings LLC (A)(B)(C)	5.875	11-01-24		1,095,000	1,092,263
Lions Gate Capital Holdings LLC (A)(B)(C)	6.375	02-01-24		1,600,000	1,615,056
Netflix, Inc. (B)(C)	5.875	11-15-28		1,220,000	1,506,700
Interactive media and services 0.6%
Match Group Holdings II LLC (A)(B)(C)	5.625	02-15-29		500,000	542,500
TripAdvisor, Inc. (A)	7.000	07-15-25		305,000	319,198
Media 14.0%
Altice Financing SA (A)	5.000	01-15-28		760,000	780,178
Altice Financing SA (A)(B)(C)	7.500	05-15-26		1,000,000	1,075,250
Altice France Holding SA (A)(B)(C)	6.000	02-15-28		710,000	709,141
Altice France Holding SA (A)(B)(C)	10.500	05-15-27		500,000	571,875
CCO Holdings LLC (A)(B)(C)	5.000	02-01-28		630,000	667,800
CCO Holdings LLC (A)(B)(C)	5.125	05-01-27		1,245,000	1,320,867
Comcast Corp. (B)(C)	3.300	04-01-27		820,000	937,375
CSC Holdings LLC (A)	5.500	04-15-27		1,245,000	1,335,263
CSC Holdings LLC (A)	7.500	04-01-28		855,000	983,507
Diamond Sports Group LLC (A)(C)	5.375	08-15-26		1,000,000	770,070
Diamond Sports Group LLC (A)(B)(C)	6.625	08-15-27		961,000	526,148
Grupo Televisa SAB (B)(C)	4.625	01-30-26		725,000	807,122
Grupo Televisa SAB	8.490	05-11-37	MXN	26,200,000	1,086,581
iHeartCommunications, Inc. (A)	4.750	01-15-28		610,000	605,608
iHeartCommunications, Inc.	8.375	05-01-27		1,200,000	1,191,000
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27		1,050,000	1,134,525
MDC Partners, Inc. (A)(B)(C)	6.500	05-01-24		1,955,000	1,852,363
Meredith Corp. (A)	6.500	07-01-25		1,000,000	1,018,750
Meredith Corp. (B)(C)	6.875	02-01-26		850,000	738,395
Time Warner Cable LLC	4.500	09-15-42		815,000	941,866
Univision Communications, Inc. (A)	6.625	06-01-27		790,000	792,212
ViacomCBS, Inc. (C)	5.850	09-01-43		1,125,000	1,428,873
2	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Wireless telecommunication services 10.3%
America Movil SAB de CV	6.450	12-05-22	MXN	10,370,000	$472,472
Colombia Telecomunicaciones SA ESP (A)	5.375	09-27-22		569,000	570,423
Comunicaciones Celulares SA (A)	6.875	02-06-24		1,775,000	1,819,375
SoftBank Group Corp.	5.125	09-19-27		1,000,000	1,019,402
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (E)	6.875	07-19-27		1,823,000	1,770,953
Sprint Communications, Inc. (B)(C)	6.000	11-15-22		1,685,000	1,817,694
Sprint Corp. (B)(C)	7.125	06-15-24		1,750,000	2,041,463
Sprint Corp.	7.875	09-15-23		1,000,000	1,160,000
T-Mobile USA, Inc.	4.750	02-01-28		640,000	693,504
T-Mobile USA, Inc.	6.500	01-15-26		1,125,000	1,185,919
Turkcell Iletisim Hizmetleri AS	5.750	10-15-25		1,255,000	1,255,000
United States Cellular Corp.	6.700	12-15-33		1,395,000	1,748,898
Consumer discretionary 15.6%					23,598,725
Automobiles 3.1%
Ford Motor Company	4.750	01-15-43		333,000	304,695
General Motors Company (B)(C)	5.400	10-02-23		1,150,000	1,268,076
General Motors Company (B)(C)	6.750	04-01-46		1,000,000	1,205,727
General Motors Company (B)(C)	6.800	10-01-27		734,000	893,760
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(C)(E)	6.500	09-30-28		1,000,000	944,370
Diversified consumer services 1.8%
Garda World Security Corp. (A)	4.625	02-15-27		750,000	770,565
Sotheby's (A)(B)(C)	7.375	10-15-27		1,130,000	1,142,006
Stena International SA (A)(B)(C)	6.125	02-01-25		800,000	772,000
Hotels, restaurants and leisure 5.0%
Carnival Corp. (A)(B)(C)	10.500	02-01-26		483,000	500,006
Colt Merger Sub, Inc. (A)	5.750	07-01-25		280,000	291,550
Connect Finco SARL (A)	6.750	10-01-26		1,110,000	1,138,083
Jacobs Entertainment, Inc. (A)	7.875	02-01-24		511,000	463,733
Marriott Ownership Resorts, Inc. (A)(B)(C)	6.125	09-15-25		390,000	416,052
MGM Resorts International (B)(C)	6.000	03-15-23		610,000	637,450
New Red Finance, Inc. (A)(B)(C)	4.375	01-15-28		585,000	608,476
Twin River Worldwide Holdings, Inc. (A)	6.750	06-01-27		750,000	729,375
Waterford Gaming LLC (A)(D)(F)	8.625	09-15-14		363,162	0
Wyndham Destinations, Inc. (A)	4.625	03-01-30		639,000	587,880
Wyndham Destinations, Inc.	6.350	10-01-25		1,190,000	1,243,550
Wyndham Destinations, Inc. (A)	6.625	07-31-26		465,000	479,952
Yum! Brands, Inc. (A)	4.750	01-15-30		400,000	434,000
Household durables 1.1%
Lennar Corp. (B)(C)	5.875	11-15-24		800,000	906,883
Taylor Morrison Communities, Inc. (A)(B)(C)	5.125	08-01-30		600,000	655,500
Taylor Morrison Communities, Inc. (A)	6.000	09-01-23		127,000	130,810
Internet and direct marketing retail 2.3%
Expedia Group, Inc. (C)	5.000	02-15-26		1,000,000	1,054,935
Expedia Group, Inc. (A)(B)(C)	6.250	05-01-25		530,000	579,153
Prosus NV (A)	4.850	07-06-27		745,000	850,543
Prosus NV (A)	5.500	07-21-25		915,000	1,044,244
Multiline retail 0.9%
Macy's, Inc. (A)(B)(C)	8.375	06-15-25		700,000	732,844
Nordstrom, Inc. (A)(C)	8.750	05-15-25		625,000	684,456
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	3

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Specialty retail 0.4%
Abercrombie & Fitch Management Company (A)	8.750	07-15-25		270,000	$269,325
F-Brasile SpA (A)	7.375	08-15-26		340,000	272,952
Textiles, apparel and luxury goods 1.0%
G-III Apparel Group, Ltd. (A)	7.875	08-15-25		830,000	837,263
Hanesbrands, Inc. (A)(C)	5.375	05-15-25		335,000	360,125
The William Carter Company (A)(B)(C)	5.500	05-15-25		365,000	388,386
Consumer staples 2.3%					3,452,795
Food products 2.0%
JBS Investments II GmbH (A)(B)(C)	5.750	01-15-28		570,000	605,226
Kraft Heinz Foods Company (B)(C)	6.750	03-15-32		1,098,000	1,460,372
Lamb Weston Holdings, Inc. (A)(B)(C)	4.875	05-15-28		305,000	342,744
Post Holdings, Inc. (A)(B)(C)	5.625	01-15-28		510,000	557,328
Household products 0.3%
Edgewell Personal Care Company (A)(B)(C)	5.500	06-01-28		450,000	487,125
Energy 17.1%					25,872,816
Energy equipment and services 1.5%
CSI Compressco LP (A)(B)(C)	7.500	04-01-25		500,000	426,730
CSI Compressco LP (A)	7.500	04-01-25		380,000	324,315
CSI Compressco LP (10.000% Cash or 10.000% PIK) (A)	10.000	04-01-26		1,182,000	726,930
Tervita Corp. (A)	7.625	12-01-21		655,000	517,450
Transocean, Inc. (A)	8.000	02-01-27		655,000	319,509
Oil, gas and consumable fuels 15.6%
Aker BP ASA (A)(B)(C)	4.750	06-15-24		380,000	388,478
Calumet Specialty Products Partners LP	7.750	04-15-23		700,000	638,750
Cheniere Energy Partners LP (B)(C)	4.500	10-01-29		1,620,000	1,713,636
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (E)	7.375	12-15-22		1,000,000	738,194
DCP Midstream Operating LP (B)(C)	5.375	07-15-25		1,600,000	1,684,832
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)	5.850	05-21-43		1,060,000	805,600
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%) (C)	5.750	07-15-80		250,000	254,821
Energy Transfer Operating LP (B)(C)	4.200	04-15-27		1,500,000	1,567,832
Energy Transfer Operating LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (E)	7.125	05-15-30		1,285,000	1,068,156
Marathon Petroleum Corp. (B)(C)	4.750	09-15-44		1,500,000	1,714,363
MPLX LP (C)	5.250	01-15-25		870,000	907,681
Odebrecht Offshore Drilling Finance, Ltd. (A)	6.720	12-01-22		134,073	116,644
Odebrecht Offshore Drilling Finance, Ltd. (7.720% Cash or 2.048% PIK) (A)	7.720	12-01-26		742,187	70,285
Odebrecht Oil & Gas Finance, Ltd. (A)(E)	0.000	08-31-20		100,959	101
Parkland Corp. (A)(B)(C)	5.875	07-15-27		1,150,000	1,219,000
Parsley Energy LLC (A)(B)(C)	4.125	02-15-28		1,115,000	1,098,275
Parsley Energy LLC (A)(B)(C)	5.375	01-15-25		370,000	380,989
Parsley Energy LLC (A)(B)(C)	5.625	10-15-27		1,025,000	1,073,688
PBF Holding Company LLC (A)(B)(C)	6.000	02-15-28		1,050,000	845,250
PBF Holding Company LLC (B)(C)	7.250	06-15-25		1,005,000	903,786
Petrobras Global Finance BV (A)(B)(C)	5.093	01-15-30		1,041,000	1,072,230
Petroleos Mexicanos (A)	6.840	01-23-30		635,000	590,550
Petroleos Mexicanos	7.470	11-12-26	MXN	31,356,000	1,116,586
Sabine Pass Liquefaction LLC (C)	5.000	03-15-27		1,000,000	1,143,979
Sunoco Logistics Partners Operations LP (B)(C)	3.900	07-15-26		925,000	957,961
The Oil and Gas Holding Company BSCC (A)(B)(C)	7.500	10-25-27		1,155,000	1,255,293
4	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
WPX Energy, Inc. (B)(C)	5.250	09-15-24		224,000	$230,922
Financials 26.3%					39,790,044
Banks 15.7%
Banco BTG Pactual SA (A)	5.750	09-28-22		1,040,000	1,075,308
Banco de Credito del Peru (A)	4.850	10-30-20	PEN	456,000	129,548
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (B)(C)(E)	6.100	03-17-25		2,760,000	3,029,100
BBVA Bancomer SA (A)	6.500	03-10-21		870,000	888,792
BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (A)(B)(C)(E)	7.000	08-16-28		1,205,000	1,342,069
Citizens Financial Group (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (E)	5.650	10-06-25		1,000,000	1,060,000
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(B)(C)(E)	7.875	01-23-24		865,000	949,182
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(B)(C)(E)	8.125	12-23-25		2,495,000	2,906,675
Freedom Mortgage Corp. (A)	8.250	04-15-25		840,000	837,900
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year ICE Swap Rate + 3.606%) (B)(C)(E)	6.500	03-23-28		1,880,000	1,898,800
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.514%) (C)(E)	6.875	06-01-21		760,000	774,800
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (C)(E)	6.500	04-16-25		1,410,000	1,465,413
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(C)(E)	6.750	02-01-24		1,500,000	1,662,495
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (B)(C)(E)	7.500	06-27-24		1,165,000	1,229,075
Natwest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (E)	6.000	12-29-25		800,000	840,000
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(E)	7.375	09-13-21		2,470,000	2,524,044
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)(C)(E)	5.875	06-15-25		1,065,000	1,152,863
Capital markets 2.5%
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year CMT + 4.332%) (A)(B)(C)(E)	7.250	09-12-25		1,500,000	1,595,625
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(B)(C)(E)	7.500	07-17-23		1,100,000	1,159,994
Morgan Stanley (C)	5.750	01-25-21		1,000,000	1,025,727
Stearns Holdings LLC (A)	5.000	11-05-24		15,208	9,201
Consumer finance 4.7%
Ally Financial, Inc. (B)(C)	5.800	05-01-25		2,000,000	2,317,841
Avation Capital SA (A)	6.500	05-15-21		730,000	538,375
Enova International, Inc. (A)(B)(C)	8.500	09-01-24		465,000	420,825
Enova International, Inc. (A)	8.500	09-15-25		1,200,000	1,080,000
OneMain Finance Corp. (B)(C)	6.875	03-15-25		1,650,000	1,843,875
OneMain Finance Corp. (B)(C)	7.125	03-15-26		725,000	849,939
Diversified financial services 1.0%
Allied Universal Holdco LLC (A)	6.625	07-15-26		1,395,000	1,492,650
Insurance 1.2%
Athene Holding, Ltd. (C)	6.150	04-03-30		1,500,000	1,781,785
Mortgage real estate investment trusts 0.6%
Starwood Property Trust, Inc. (B)(C)	5.000	12-15-21		970,000	980,301
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Thrifts and mortgage finance 0.6%
Quicken Loans LLC (A)(C)	5.750	05-01-25	900,000	$927,842
Health care 9.3%				14,115,067
Health care providers and services 7.2%
Centene Corp. (B)(C)	3.375	02-15-30	515,000	547,028
Centene Corp.	4.625	12-15-29	400,000	446,104
Centene Corp. (A)(B)(C)	5.375	06-01-26	1,000,000	1,069,410
DaVita, Inc. (B)(C)	5.000	05-01-25	975,000	1,001,813
Encompass Health Corp. (B)(C)	4.500	02-01-28	390,000	407,550
Encompass Health Corp. (B)(C)	4.750	02-01-30	600,000	633,972
Encompass Health Corp.	5.750	11-01-24	935,000	945,388
HCA, Inc. (C)	5.250	04-15-25	1,000,000	1,165,453
HCA, Inc. (C)	5.500	06-15-47	1,760,000	2,359,211
MEDNAX, Inc. (A)	5.250	12-01-23	1,575,000	1,594,688
Team Health Holdings, Inc. (A)(B)(C)	6.375	02-01-25	1,240,000	719,200
Pharmaceuticals 2.1%
Bausch Health Americas, Inc. (A)(B)(C)	9.250	04-01-26	1,000,000	1,124,700
Bausch Health Companies, Inc. (A)(B)(C)	5.250	01-30-30	560,000	571,900
Bausch Health Companies, Inc. (A)(B)(C)	7.000	01-15-28	900,000	978,750
Teva Pharmaceutical Finance Netherlands III BV	6.000	04-15-24	520,000	549,900
Industrials 9.4%				14,211,831
Aerospace and defense 1.1%
Howmet Aerospace, Inc. (C)	6.875	05-01-25	400,000	454,191
TransDigm, Inc. (A)	6.250	03-15-26	1,185,000	1,250,175
Air freight and logistics 0.4%
XPO Logistics, Inc. (A)(B)(C)	6.250	05-01-25	579,000	626,768
Airlines 1.1%
American Airlines Group, Inc. (A)	5.000	06-01-22	700,000	390,957
Delta Air Lines, Inc. (A)(B)(C)	7.000	05-01-25	1,000,000	1,068,750
Virgin Australia Holdings, Ltd. (A)	8.125	11-15-24	1,100,000	162,800
Building products 0.3%
Builders FirstSource, Inc. (A)	5.000	03-01-30	370,000	388,056
Commercial services and supplies 1.5%
Cimpress PLC (A)	7.000	06-15-26	1,300,000	1,316,900
Clean Harbors, Inc. (A)	4.875	07-15-27	380,000	402,842
Clean Harbors, Inc. (A)(B)(C)	5.125	07-15-29	240,000	256,800
LSC Communications, Inc. (A)(D)	8.750	10-15-23	2,100,000	357,000
Construction and engineering 1.1%
AECOM	5.125	03-15-27	650,000	714,188
MasTec, Inc. (A)	4.500	08-15-28	450,000	470,250
Picasso Finance Sub, Inc. (A)	6.125	06-15-25	525,000	557,813
Electrical equipment 0.4%
WESCO Distribution, Inc. (A)	7.250	06-15-28	535,000	584,488
Machinery 0.4%
Vertical US Newco, Inc. (A)	5.250	07-15-27	600,000	636,000
Road and rail 1.4%
Uber Technologies, Inc. (A)(B)(C)	7.500	09-15-27	600,000	630,000
Uber Technologies, Inc. (A)(B)(C)	8.000	11-01-26	1,350,000	1,416,893
Trading companies and distributors 1.7%
Ashland LLC	6.875	05-15-43	845,000	1,009,775
United Rentals North America, Inc. (B)(C)	5.500	07-15-25	1,475,000	1,517,185
6	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology 6.3%				$9,546,162
IT services 1.2%
Sabre GLBL, Inc. (A)(B)(C)	9.250	04-15-25	1,000,000	1,101,250
Sixsigma Networks Mexico SA de CV (A)	7.500	05-02-25	725,000	681,500
Semiconductors and semiconductor equipment 0.4%
Micron Technology, Inc. (B)(C)	4.663	02-15-30	500,000	601,237
Software 0.5%
BY Crown Parent LLC (A)	4.250	01-31-26	305,000	316,148
Camelot Finance SA (A)	4.500	11-01-26	400,000	419,876
Technology hardware, storage and peripherals 4.2%
Dell International LLC (A)(C)	6.200	07-15-30	860,000	1,047,319
Dell International LLC (A)(C)	8.350	07-15-46	1,600,000	2,226,138
Seagate HDD Cayman (A)(B)(C)	4.091	06-01-29	593,000	633,688
Seagate HDD Cayman (B)(C)	4.875	06-01-27	549,000	613,264
Seagate HDD Cayman (B)(C)	5.750	12-01-34	1,700,000	1,905,742
Materials 9.3%				14,068,475
Chemicals 1.1%
Orbia Advance Corp. SAB de CV (A)(B)(C)	5.500	01-15-48	835,000	927,685
The Scotts Miracle-Gro Company	4.500	10-15-29	720,000	762,300
Construction materials 0.2%
GPC Merger Sub, Inc. (A)	7.125	08-15-28	295,000	306,800
Containers and packaging 1.6%
Owens-Brockway Glass Container, Inc. (A)(B)(C)	6.625	05-13-27	750,000	811,875
Reynolds Group Issuer, Inc. (A)(B)(C)	7.000	07-15-24	1,000,000	1,018,750
Sealed Air Corp. (A)	6.875	07-15-33	500,000	607,500
Metals and mining 4.9%
Carpenter Technology Corp.	6.375	07-15-28	515,000	540,909
First Quantum Minerals, Ltd. (A)	7.250	05-15-22	1,875,000	1,870,313
Freeport-McMoRan, Inc. (C)	4.250	03-01-30	550,000	574,640
Freeport-McMoRan, Inc. (C)	5.450	03-15-43	1,500,000	1,668,750
Joseph T Ryerson & Son, Inc. (A)	8.500	08-01-28	235,000	251,450
MMC Norilsk Nickel OJSC (A)	5.550	10-28-20	750,000	756,529
Novelis Corp. (A)(B)(C)	4.750	01-30-30	810,000	845,049
QVC, Inc. (C)	5.950	03-15-43	1,000,000	942,500
Paper and forest products 1.5%
Boise Cascade Company (A)	4.875	07-01-30	625,000	662,500
Norbord, Inc. (A)(B)(C)	5.750	07-15-27	700,000	745,500
Norbord, Inc. (A)	6.250	04-15-23	735,000	775,425
Real estate 0.8%				1,280,107
Equity real estate investment trusts 0.8%
GLP Capital LP (B)(C)	5.375	04-15-26	815,000	911,732
VICI Properties LP (A)	4.625	12-01-29	350,000	368,375
Utilities 7.1%				10,708,703
Electric utilities 3.1%
ABY Transmision Sur SA (A)	6.875	04-30-43	1,004,044	1,305,257
Instituto Costarricense de Electricidad (A)	6.375	05-15-43	1,595,000	1,250,081
NRG Energy, Inc. (C)	6.625	01-15-27	600,000	639,000
PG&E Corp.	5.000	07-01-28	295,000	303,540
PG&E Corp. (B)(C)	5.250	07-01-30	295,000	306,800
Vistra Operations Company LLC (A)	5.500	09-01-26	900,000	948,375
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	7

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Gas utilities 1.4%
AmeriGas Partners LP (B)(C)	5.625	05-20-24		900,000	$967,500
AmeriGas Partners LP	5.750	05-20-27		1,000,000	1,095,000
Independent power and renewable electricity producers 0.5%
Clearway Energy Operating LLC (A)	4.750	03-15-28		650,000	694,688
Multi-utilities 2.1%
Berkshire Hathaway Energy Company (A)(C)	4.050	04-15-25		895,000	1,027,242
Cheniere Corpus Christi Holdings LLC	7.000	06-30-24		800,000	923,683

Sempra Energy (4.875% to 10-15-25, then 5 Year CMT + 4.550%) (B)(C)(E)	4.875	10-15-25		1,205,000	1,247,537
Convertible bonds 1.0% (0.6% of Total investments)					$1,557,789
(Cost $1,780,644)
Communication services 1.0%					1,557,789
Entertainment 0.3%
WildBrain, Ltd. (A)	5.875	09-30-24	CAD	999,000	522,080
Media 0.7%

DISH Network Corp.	3.375	08-15-26		1,125,000	1,035,709

Capital preferred securities (G) 0.5% (0.3% of Total investments)					$746,183
(Cost $689,328)
Financials 0.5%					746,183
Banks 0.5%

Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (E)(H)	5.570	08-31-20		750,000	746,183

Term loans (I) 5.6% (3.6% of Total investments)					$8,386,444
(Cost $9,126,460)
Communication services 1.7%					2,595,359
Interactive media and services 0.9%
Ancestry.com Operations, Inc., 2019 Extended Term Loan B (1 month LIBOR + 4.250%)	5.250	08-27-26		530,698	514,002
Ancestry.com Operations, Inc., Non-Extended Term Loan B (1 month LIBOR + 3.750%)	4.750	10-19-23		850,892	833,874
Media 0.8%
Hoya Midco LLC, 2017 1st Lien Term Loan (6 month LIBOR + 3.500%)	4.572	06-30-24		497,000	408,370
Pug LLC, USD Term Loan (1 month LIBOR + 3.500%)	3.661	02-12-27		995,000	839,113
Consumer discretionary 1.7%					2,536,608
Auto components 0.6%
American Tire Distributors, Inc., 2015 Term Loan (1 and 3 month LIBOR + 7.500%)	8.500	09-02-24		1,171,529	918,186
Diversified consumer services 1.1%
Sotheby's, Term Loan B (1 month LIBOR + 5.500%)	6.500	01-15-27		1,702,114	1,618,422
Financials 2.2%					3,254,477
Capital markets 0.8%
Jane Street Group LLC, 2020 Term Loan (1 month LIBOR + 3.000%)	3.161	01-31-25		1,185,000	1,170,934
Diversified financial services 1.4%
Allied Universal Holdco LLC, 2019 Term Loan B (1 month LIBOR + 4.250)	4.411	07-10-26		874,426	862,402
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.250%)	3.411	10-01-25		1,231,250	1,221,141
8	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials 0.0%				$0
Airlines 0.0%
Global Aviation Holdings, Inc., PIK, 2nd Lien Term Loan (D)(F)	0.000	07-13-21	51,038	0

Global Aviation Holdings, Inc., PIK, 3rd Lien Term Loan (D)(F)	0.000	03-13-21	514,063	0
Collateralized mortgage obligations 0.5% (0.3% of Total investments)				$771,682
(Cost $718,862)
Commercial and residential 0.5%				732,666
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	2,658,439	40,769
Series 2007-4, Class ES IO	0.350	07-19-47	2,848,368	37,453
Series 2007-6, Class ES IO (A)	0.343	08-19-37	2,548,958	35,754
MSCG Trust Series 2016-SNR, Class D (A)	6.550	11-15-34	629,705	618,690
U.S. Government Agency 0.0%				39,016

Government National Mortgage Association Series 2012-114, Class IO	0.772	01-16-53	1,067,646	39,016
Asset backed securities 0.5% (0.4% of Total investments)				$787,348
(Cost $759,748)
Asset backed securities 0.5%				787,348
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	16,448	13,320
Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	742,950	774,028

	Shares	Value
Common stocks 0.0% (0.0% of Total investments)		$1,123
(Cost $595,088)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (F)(J)	34,014	0
Industrials 0.0%		0
Airlines 0.0%
Global Aviation Holdings, Inc., Class A (F)(J)	82,159	0
Information technology 0.0%		1,123
Software 0.0%

Avaya Holdings Corp. (J)	90	1,123

Preferred securities (K) 6.4% (4.1% of Total investments)		$9,748,636
(Cost $9,909,071)
Communication services 0.5%		713,090
Media 0.5%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)	686	713,090
Energy 0.5%		809,705
Energy equipment and services 0.0%
Nabors Industries, Ltd., 6.000%	7,950	52,709
Oil, gas and consumable fuels 0.5%
Energy Transfer Operating LP (7.600% to 5-15-24, then 3 month LIBOR + 5.161%) (B)(C)	39,800	756,996
Financials 0.7%		1,008,774
Banks 0.7%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 6.177% (H)	41,910	1,008,774
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	9

	Shares	Value
Health care 1.4%		$2,173,041
Health care equipment and supplies 1.4%
Becton, Dickinson and Company, 6.000% (B)(C)	20,000	1,206,000
Boston Scientific Corp., 5.500%	8,612	967,041
Industrials 0.1%		152,736
Machinery 0.1%
Stanley Black & Decker, Inc., 5.250%	1,600	152,736
Information technology 1.3%		1,939,547
Semiconductors and semiconductor equipment 1.3%
Broadcom, Inc., 8.000%	1,700	1,939,547
Utilities 1.9%		2,951,743
Electric utilities 1.0%
NextEra Energy, Inc., 5.279%	25,250	1,223,110
The Southern Company, 6.750%	8,309	383,211
Multi-utilities 0.9%
Dominion Energy, Inc., 7.250%	5,350	556,347
DTE Energy Company, 6.250%	17,500	789,075
Warrants 0.1% (0.0% of Total investments)		$89,902
(Cost $0)
Avaya Holdings Corp. (Expiration Date: 12-15-22; Strike Price: $25.55) (J)	20,390	23,245
Stearns LLC (Expiration Date: 11-5-39) (F)(J)(L)	42,538	66,657

	Par value^	Value
Short-term investments 1.2% (0.8% of Total investments)		$1,834,000
(Cost $1,834,000)
Repurchase agreement 1.2%		1,834,000
Repurchase Agreement with State Street Corp. dated 7-31-20 at 0.000% to be repurchased at $1,834,000 on 8-3-20, collateralized by $1,803,000 U.S. Treasury Notes, 1.625% due 11-15-22 (valued at $1,870,757)	1,834,000	1,834,000

Total investments (Cost $234,357,012) 156.3%	$236,613,468
Other assets and liabilities, net (56.3%)	(85,196,623)
Total net assets 100.0%	$151,416,845

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
CAD	Canadian Dollar
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $112,987,797 or 74.6% of the fund's net assets as of 7-31-20.
(B)	All or a portion of this security is on loan as of 7-31-20, and is a component of the fund's leverage under the Liquidity Agreement.
(C)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-20 was $96,014,044. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $52,732,025.
(D)	Non-income producing - Issuer is in default.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
10	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	Non-income producing security.
(K)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(L)	Strike price and/or expiration date not available.
The fund had the following country composition as a percentage of total investments on 7-31-20:
United States	72.7%
Luxembourg	4.1%
France	3.3%
Canada	3.1%
Cayman Islands	2.6%
Mexico	2.4%
Netherlands	2.1%
United Kingdom	2.0%
Ireland	1.4%
Japan	1.2%
Other countries	5.1%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	11

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	70,000	USD	51,534	JPM	9/16/2020	$731	—
MXN	22,060,000	USD	960,768	SSB	9/17/2020	24,890	—
USD	36,803	CAD	50,000	CITI	9/16/2020	—	$(529)
USD	550,493	CAD	741,000	JPM	9/16/2020	—	(2,774)
USD	3,700,518	MXN	81,524,056	RBC	9/17/2020	57,959	—
USD	67,236	MXN	1,500,000	SSB	9/17/2020	215	—
						$83,795	$(3,303)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
MXN	Mexican Peso
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
12	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of July 31, 2020, by major security category or type:
	Total value at 7-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$4,290,602	—	$4,290,602	—
Corporate bonds	208,399,759	—	208,399,759	—
Convertible bonds	1,557,789	—	1,557,789	—
Capital preferred securities	746,183	—	746,183	—
Term loans	8,386,444	—	8,386,444	—
Collateralized mortgage obligations	771,682	—	771,682	—
Asset backed securities	787,348	—	787,348	—
Common stocks	1,123	$1,123	—	—
Preferred securities	9,748,636	9,748,636	—	—
Warrants	89,902	23,245	—	$66,657
Short-term investments	1,834,000	—	1,834,000	—
Total investments in securities	$236,613,468	$9,773,004	$226,773,807	$66,657
Derivatives:
Assets
Forward foreign currency contracts	$83,795	—	$83,795	—
Liabilities
Forward foreign currency contracts	(3,303)	—	(3,303)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
|	13